Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000231762 | Global X Blockchain ETF8271021
Holdings [Line Items]
Percent of Total Investments	50.20%
C000231762 | Global X 1-3 Month T-Bill ETF8271015
Holdings [Line Items]
Percent of Total Investments	30.20%
C000231762 | U.S. Treasury Bills8279004
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231762 | U.S. Treasury Bills8279005
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231762 | U.S. Treasury Bills8279007
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231762 | CME BITCOIN FUT NOV248279010
Holdings [Line Items]
Percent of Total Investments	1.30%
C000231762 | CME BITCOIN FUT DEC248279011
Holdings [Line Items]
Percent of Total Investments	0.00%
C000231762 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000231762 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245376 | Global X 1-3 Month T-Bill ETF8271928
Holdings [Line Items]
Percent of Total Investments	66.60%
C000245376 | RBC Capital Markets8253591
Holdings [Line Items]
Percent of Total Investments	13.40%
C000245376 | U.S. Treasury Note8271935
Holdings [Line Items]
Percent of Total Investments	6.80%
C000245376 | U.S. Treasury Bills8279009
Holdings [Line Items]
Percent of Total Investments	6.80%
C000245376 | U.S. Treasury Bills8279006
Holdings [Line Items]
Percent of Total Investments	5.40%
C000245376 | U.S. Treasury Bills8279008
Holdings [Line Items]
Percent of Total Investments	5.40%
C000245376 | CME BITCOIN FUT NOV248279012
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245376 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000245376 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000245376 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000245376 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.50%